Condensed Interim Statements of Loss (Income) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Expenses
Exploration and evaluation	$ 811,560	$ 5,243,030	$ 18,687,631	$ 20,717,450
Assays and analysis	953,153	753,315	1,978,848	1,579,600
Equipment rental	216,887	154,178	785,094	396,828
Freight	439,583	176,036	1,013,210	444,300
Geological, including geophysical	703,186	940,745	3,447,187	3,165,155
Graphics	8,295	7,494	17,117	26,565
Helicopter and fuel	467,411	669,907	5,112,759	4,468,985
Operations support	226,216		2,177,082
Property acquisition and assessments costs	61,297	55,634	890,914	193,535
Site activities		1,444,979		4,116,479
Socioeconomic	99,398	148,464	234,644	415,514
Technical data		18,900	146	55,010
Travel and accommodation	240,231	124,533	1,880,207	395,148
JV Contractor costs	3,514,073		7,151,044
Administration	425,578	347,406	1,290,605	848,205
Legal, accounting and audit	36,683	44,128	221,311	57,476
Office and administration	153,359	100,956	423,962	305,338
Rent	5,148	22,148	953	48,583
Shareholder communication	163,030	119,426	396,663	321,572
Travel and accommodations	64,527	59,532	212,254	85,100
Trust and regulatory	2,831	1,216	35,462	30,136
Equity-settled share-based compensation	18,792	70,633	104,653	211,899
Cost recoveries	(803,999)	(3,306,382)	(18,750,750)	(17,596,923)
Loss (income) before other items	451,931	2,354,687	1,332,139	4,180,631
Other items
Finance income	(50,572)	(66,261)	(122,579)	(289,842)
Interest expense - director's loans	25,205	25,205	75,342	74,342
Accretion expense - office lease	341	1,095	1,609	3,806
Interest income		(102,078)
Interest and penalties	114		114
Other fee income	(214,311)		(1,380,745)	(925,919)
Amortization of right-of-use asset	5,044	5,044	15,132	15,132
Transaction cost - director's loans	8,232	28,775	33,696	113,458
Foreign exchange loss	1,329	2,328	1,737	2,867
Net loss (income)	227,313	2,248,795	(43,555)	3,174,475
Other comprehensive loss (income)
Change in value of marketable securities	3	7,298	15,882	19,301
Total other comprehensive loss (income)	$ 227,316	$ 2,256,093	$ (27,673)	$ 3,193,776
Basic and diluted loss (income) per share	$ 0.00	$ 0.01	$ (0.00)	$ 0.01
Weighted average number of common shares outstanding shares outstanding	225,327,364	216,217,497	224,421,425	213,920,665